Other financial assets - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other financial assets [Line Items]
Other current financial assets	€ 0	€ 1	€ 436
Increase (Decrease) in current financial assets		435
Sale Of Shares Of Philips Lighting		549
Non-current investments in equity instruments designated at fair value through other comprehensive income	119	45
Acquisitions Additions	45
Value adjustment through P&L	€ 133	18
Philips Lighting [Member]
Other financial assets [Line Items]
Reclassification adjustments on available-for-sale financial assets, before tax		€ 114